Pledged assets and contingent liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Collateral provided
Cash collateral under the security agreements for derivative contracts	kr 16,374	kr 10,314
Contingent liabilities
Guarantee commitments	4,032	3,360
Commitments
Committed undisbursed loans	50,814	72,914
Binding offers	kr 744	kr 1,211